Employee benefits - Pension and other post-employment benefits	9 Months Ended
Jul. 31, 2021
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Employee benefits - Pension and other post-employment benefits

Note 7 Employee benefits – Pension and other post-employment benefits
We offer a number of defined benefit and defined contribution plans which provide pension and post-employment benefits to eligible employees. The following tables present the composition of our pension and other post-employment benefit expense and the effects of remeasurements recorded in other comprehensive income.
Pension and other post-employment benefit expense

	For the three months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2021	July 31 2020	July 31 2021	July 31 2020
Current service costs	$90	$92	$11	$13
Past service costs	–	–	–	5
Net interest expense (income)	2	4	15	14
Remeasurements of other long term benefits	–	–	–	5
Administrative expense	3	4	–	–
Defined benefit pension expense	95	100	26	37
Defined contribution pension expense	56	56	–	–
	$151	$156	$26	$37

	For the nine months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2021	July 31 2020	July 31 2021	July 31 2020
Current service costs	$270	$275	$33	$36
Past service costs	–	–	–	5
Net interest expense (income)	6	14	43	44
Remeasurements of other long term b e nefits	–	–	(10)	9
Administrative expense	9	13	–	–
Defined benefit pension expense	285	302	66	94
Defined contribution pension expense	179	174	–	–
	$464	$476	$66	$94
Pension and other post-employment benefit remeasurements
(1)

	For the three months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2021	July 31 2020	July 31 2021	July 31 2020
Actuarial (gains) losses:
Changes in financial assumptions (2)	$732	$1,587	$46	$147
Experience adjustments	–	–	(1)	(7)
Return on plan assets (excluding interest based on discount rate)	(882)	(977)	–	–
	$(150)	$610	$45	$140

	For the nine months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2021	July 31 2020	July 31 2021	July 31 2020
Actuarial (gains) losses:
Changes in financial assumptions (2)	$(660)	$1,625	$(89)	$148
Experience adjustments	–	–	(4)	(9)
Return on plan assets (excluding interest based on discount rate)	(1,679)	(1,000)	–	–
	$(2,339)	$625	$(93)	$139

(1)
Market based assumptions, including Changes in financial assumptions and Return on plan assets, are reviewed on a quarterly basis. All other assumptions are updated during our annual review of plan assumptions.

(2)	Changes in financial assumptions in our defined benefit pension plans primarily relate to changes in discount rates.